Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
17.	NET (LOSS) INCOME PER SHARE
The calculation of net (loss) income per share is as follows:

	For the year ended December 31,
	2021	2022		2023
	RMB	RMB		RMB
Numerator:
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary share-basic and diluted	(2,913,708)	1,484,283		1,957,581
Denominator:
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	404,701,910	390,176,367		377,639,399

Denominator for computing net (loss) income per share-diluted:
Weighted average shares outstanding used in computing net (loss) income per ordinary share-diluted	404,701,910 (i)	423,810,279	(i)	401,833,328	(i)

Net (loss) income per ordinary share attributable to Hello Group Inc. – basic	(7.20)	3.80		5.18

Net (loss) income per ordinary share attributable to Hello Group Inc. – diluted	(7.20)	3.65		4.92

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net (loss) income per ordinary share for the years ended December 31, 2021, 2022 and 2023, because their effect is anti-dilutive:

	For the year ended December 31,
	2021	2022	2023
Share issuable upon exercise of share options	29,676,253	14,676,458	4,420,431
Share issuable upon exercise of RSUs	272,500	217,612	102,344

(i)
The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. The computation of diluted loss per share for the year ended December 31, 2021 has not considered the effect of the share options, RSUs and convertible senior notes given that the effect is anti-dilutive.

For the year ended December 31, 2022, an incremental weighted average number of 12,083,613 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 21,550,299 ordinary shares resulting from the assumed conversion of convertible senior notes were included.
For the year ended December 31, 2023, an incremental weighted average number of 16,849,667 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 7,344,262 ordinary shares resulting from the assumed conversion of convertible senior notes were included.